AB CarVal Credit Opportunities Fund

Consolidated Portfolio of Investments

March 31, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

ASSET BACKED – 39.4%
Bonds – 39.4%
Alternative Energy – 0.2%
Dividend Solar Loans LLC Series 2019-1 5.68%, 08/22/2039(a)	U.S.$	406	$369,931
Mill City Solar Loan Ltd. Series 2019-1 5.92%, 03/20/2043(a) (b)		98	81,292
7.14%, 03/20/2043(a) (b)		92	71,668
Series 2020-1 15.43%, 06/20/2047(a) (b) (c) (d) (e) (f)		1,189	174,469

			697,360

Commercial Mortgage-Backed Securities – 16.3%
Atrium Hotel Portfolio Trust Series 2024 8.599%, 11/10/2029(a)		3,500	3,487,881
Banc of America Merrill Lynch Series 2025 7.655% (SOFR 1 Month + 4.00%), 02/15/2042(a) (g)		2,500	2,486,452
BX Commercial Mortgage Trust Series 2026-VLT9, Class E 7.923% (SOFR 1 Month + 4.25%), 03/15/2045(a) (g)		3,500	3,475,434
BXSC Commercial Mortgage Trust Series 2022-WSS, Class F 8.989% (SOFR 1 Month + 5.33%), 03/15/2035(a) (g)		1,693	1,689,446
CEDR Commercial Mortgage Trust Series 2022-SNAI, Class E 6.692% (SOFR 1 Month + 3.02%), 02/15/2039(a) (g)		3,000	2,918,086
Commercial Mortgage Trust
Series 2024 7.927%, 12/10/2041(a)		2,690	2,663,421
Series 2024-WCL 8.147% (SOFR 1 Month + 4.49%), 06/15/2041(a) (g)		1,176	1,169,863
DC Trust Series 2024-HLTN, Class F 10.305%, 04/13/2040(a)		1,000	1,015,364
DGWD Trust Series 2025, Class E 7.673% (SOFR 1 Month + 4.00%), 08/15/2035(a) (g)		2,500	2,501,851
Extended Stay America Trust Series 2026-ESH2, Class F 7.76% (SOFR 1 Month + 3.75%), 10/15/2042(a) (g)		1,981	1,987,082
GS Mortgage Securities Trust Series 2024-70P, Class E 8.367%, 03/10/2041(a)		3,700	3,787,195

	Principal Amount (000)		U.S. $ Value
HAVN Trust Series 2025, Class E 8.723% (SOFR 1 Month + 5.05%), 10/15/2035(a) (g)	U.S.$	3,500	$3,491,278
HIH Trust Series 2024-61P, Class F 9.097% (SOFR 1 Month + 5.44%), 10/15/2041(a) (g)		3,056	3,058,066
ILPT Commercial Mortgage Trust Series 2025-LPF2, Class E 8.199%, 07/13/2042(a)		3,500	3,582,071
IP Mortgage Trust Series 2025-IP, Class F 7.712%, 06/10/2042(a)		2,500	2,515,724
JP Morgan Chase Commercial Mortgage Securities Trust Series 2025-PHNY, Class E 7.738% (SOFR 1 Month + 4.29%), 01/15/2041(a) (g)		2,000	1,996,840
MHP Commercial Mortgage Trust Series 2025-MHIL2, Class F 7.923% (SOFR 1 Month + 4.25%), 09/15/2040(a) (g)		2,000	1,987,121
MILE Trust Series 2025-STNE, Class E 8.573% (SOFR 1 Month + 4.90%), 07/15/2042(a) (g)		2,500	2,494,536
MTN Commercial Mortgage Trust Series 2022-LPFL, Class F 8.945% (SOFR 1 Month + 5.29%), 03/15/2039(a) (g)		2,007	2,008,625
Pembroke Property Finance 3 DAC 6.011% (EURIBOR 3 Month + 3.95%), 06/01/2043(a) (g)	EUR	500	581,451
6.971% (EURIBOR 3 Month + 4.91%), 06/01/2043(a) (g)		1,953	2,269,769
PGA National Resort Commercial Trust Series 2024-RSR2, Class F 8.359% (SOFR 1 Month + 4.69%), 06/15/2039(a) (g)	U.S.$	1,375	1,374,667
SCG Hotel Issuer Inc Series 2024-MSP, Class E 8.597% (SOFR 1 Month + 4.94%), 04/15/2041(a) (g)		3,500	3,498,722
SDAL Trust Series 2025 8.96% (SOFR 1 Month + 5.29%), 04/15/2042(a) (g)		2,500	2,499,724
SMRT Commercial Mortgage Trust Series 2022-MINI, Class F 6.36% (SOFR 1 Month + 3.35%), 01/15/2039(a) (g)		2,000	1,960,760
SWCH Commercial Mortgage Trust Series 2025 7.013% (SOFR 1 Month + 3.34%), 02/15/2042(a) (g)		1,000	985,693
7.899% (SOFR 1 Month + 4.24%), 02/15/2042(a) (g)		2,000	1,971,777

	Principal Amount (000)		U.S. $ Value
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 3 4.928% (EURIBOR 1 Month + 3.00%), 10/27/2043(a) (g)	EUR	700	$801,611
6.328% (EURIBOR 1 Month + 4.40%), 10/27/2043(a) (g)		500	574,654
THPT Mortgage Trust Series 2023-THL, Class D 9.252%, 12/10/2034(a)	U.S.$	1,386	1,380,584
UK Logistics DAC Series 2025-2A, Class E 7.795% (SONIA + 4.05%), 08/17/2035(a) (g)	GBP	1,174	1,554,265
Velocity Commercial Capital Loan Trust Series 2022-4, Class M4 7.521%, 08/25/2052(a) (d) (e)	U.S.$	1,592	1,501,520
Series 2023-2, Class M6 10.406%, 05/25/2053(a) (d) (e)		789	718,106
Series 2023-3, Class M6 10.614%, 08/25/2053(a) (d) (e)		947	873,098
Series 2024-1, Class M5 10.91%, 01/25/2054(a) (d) (e)		762	749,936
Series 2024-3, M4 10.731%, 06/25/2054(a) (d) (e)		1,232	1,224,517
Series 2025-4, Class M4 9.35%, 09/25/2055(a) (d) (e)		1,813	1,777,146
Series 2025-5, Class M4 9.19%, 12/25/2055(a) (d) (e)		2,049	1,994,834
Series 2026-1, Class M4 8.48%, 02/25/2056(a) (d) (e)		3,880	3,772,767

			80,381,937

Consumer Asset-Backed Securities – 10.2%
Asimi Funding PLC Series 2024-1, Class F 10.134% (SONIA + 6.40%), 09/16/2031(a) (g)	GBP	579	772,994
BBVA Consumer Auto FTA Series 2024-1 7.429% (EURIBOR 3 Month + 5.40%), 04/21/2037(a) (g)	EUR	286	340,481
BBVA Consumer Fondo de Titulizacion Series 2026-1, Class E 5.511% (EURIBOR 3 Month + 3.50%), 05/20/2039(a) (g)		1,200	1,384,456
Series 2026-1, Class F 7.111% (EURIBOR 3 Month + 5.10%), 05/20/2039(a) (g)		1,500	1,727,482

	Principal Amount (000)		U.S. $ Value
CPS Auto Receivables Trust Series 2026-A, Class E 6.66%, 08/15/2033(a)	U.S.$	3,000	$2,936,964
Dowson PLC Series 2025-1, Class E 6.634% (SONIA + 2.90%), 12/20/2032(a) (g)	GBP	648	855,933
Series 2025-1, Class F 8.984% (SONIA + 5.25%), 12/20/2032(a) (g)		961	1,270,106
FCT Eurotruck Lease 7.128% (EURIBOR1M + 5.25%), 04/30/2049(d) (e) (g)	EUR	380	438,213
9.628% (EURIBOR1M + 7.75%), 04/30/2049(d) (e) (g)		1,790	2,054,489
Foundation Finance Trust Series 2025-1 8.37%, 04/15/2050(a)	U.S.$	1,822	1,784,112
Series 2025-3A, Class E 8.42%, 08/15/2052(a)		3,565	3,607,426
GoodLeap Home Improvement Solutions Trust Series 2025-1 7.83%, 02/20/2049(a)		1,477	1,482,202
Series 2025-2, Class C 8.16%, 06/20/2049(a)		1,359	1,371,716
Mariner Finance Issuance Trust Series 2025-AA, Class E 8.64%, 05/20/2038(a)		1,431	1,461,022
Series 2025-BA, Class E 7.51%, 11/22/2038(a)		3,506	3,470,450
Molossus BTL PLC Series 2025-1, Class F 8.075% (SONIA + 4.33%), 03/17/2063(a) (g)	GBP	1,408	1,863,012
Republic Finance Issuance Trust Series 2025-A, Class E 7.70%, 11/20/2034(a)	U.S.$	2,448	2,432,269
SC Germany SA Compartment Consumer Series 2022-1 7.44% (EURIBOR 1 Month + 5.50%), 10/14/2036(a) (g)	EUR	631	751,076
10.44% (EURIBOR 1 Month + 8.50%), 10/14/2036(a) (g)		561	687,789
Series 2024-1 6.74% (EURIBOR 1 Month + 4.80%), 01/14/2038(a) (g)		125	145,053
Secucor Finance DAC Series 2025-1, Class E 6.421% (EURIBOR 1 Month + 4.50%), 09/20/2036(a) (g)		800	920,509
Securitization of Catalogue Assets Ltd. 4.25% (SONIA + 4.25%), 01/01/2027(d) (e) (g)	GBP	567	750,481
6.97% (SONIA + 6.97%), 01/01/2027(d) (e) (g)		1,526	2,019,814

	Principal Amount (000)		U.S. $ Value
Stream Innovations Issuer Trust Series 2025-1, Class D 8.40%, 09/15/2045(a)	U.S.$	758	$755,854
Series 2026-1A, Class D 8.18%, 08/15/2046(a)		2,000	1,981,735
Veros Auto Receivable Trust Series 2025 8.79%, 05/17/2032(c) (d) (e)		950	9,217,879
Series 2025-1, Class D 8.79%, 05/17/2032(a)		1,821	1,831,096
Series 2026-1, Class E 7.74%, 07/15/2031(a)		1,750	1,730,642

			50,045,255

Residential Mortgage-Backed Securities – 12.7%
Archwest Mortgage Trust Series 2025-RTL1, Class M1 6.809%, 10/25/2040(a) (d) (e)		2,372	2,351,497
Series 2026-RTL1, Class M2 8.555%, 04/25/2041(a) (d) (e)		2,500	2,479,621
CFMT LLC Series 2024 4.00%, 10/25/2054(a) (d) (e)		1,878	1,705,906
Ellington Financial Mortgage Trust Series 2024-INV2 7.63%, 10/25/2069(a) (d) (e)		2,765	2,744,124
Series 2026-INV2, Class B2 6.961%, 02/25/2071(a) (d) (e)		2,000	1,922,744
Jeronimo Funding DAC 5.065% (EURIBOR 3 Month + 3.00%), 10/25/2064(a) (g)	EUR	400	447,591
5.565% (EURIBOR 3 Month + 3.50%), 10/25/2064(a) (g)		941	1,041,495
6.065% (EURIBOR 3 Month + 4.00%), 10/25/2064(a) (g)		471	511,505
Kinbane DAC Series 2025 0.00%, 06/24/2078(a) (d) (e)		164	0
1.03%, 06/24/2078(a) (d) (e)		171	188,685
1.03%, 06/24/2078(a) (d) (e)		539	0
LHOME Mortgage Trust Series 2025-RTL1, Class M2 8.379%, 01/25/2040(a) (d) (e)	U.S.$	2,000	2,019,724
Mill City Mortgage Loan Trust Series 2018-4 0.00%, 04/25/2066(a) (b) (c) (d) (e) (f)		3,582	0
3.041%, 04/25/2066(a) (b)		204	143,531
3.041%, 04/25/2066(a) (b) (d) (e)		204	113,840
3.041%, 04/25/2066(a) (b) (d) (e)		164	80,986
3.041%, 04/25/2066(a) (b) (d) (e)		130	65,435

	Principal Amount (000)		U.S. $ Value
3.25%, 04/25/2066(a) (b)	U.S.$	427	$337,789
11.64%, 04/25/2066(a) (b) (c) (d) (e) (f)		3,582	16,098
Series 2019-1 3.521%, 10/25/2069(a) (b)		217	165,950
3.521%, 10/25/2069(a) (b) (d) (e)		213	132,925
3.521%, 10/25/2069(a) (b) (d) (e)		216	120,855
3.521%, 10/25/2069(a) (b) (d) (e)		214	84,349
11.62%, 10/25/2069(a) (b) (c) (d) (e) (f)		3,472	16,294
13.77%, 10/25/2069(a) (b) (c) (d) (e) (f)		3,472	1,700
Series 2019-GS2 0.00%, 08/25/2059(a) (b) (d) (e) (f)		2,853	15,049
3.845%, 08/25/2059(a) (b) (d) (e)		178	119,570
3.845%, 08/25/2059(a) (b) (d) (e)		178	107,738
3.845%, 08/25/2059(a) (b) (d) (e)		149	81,971
3.845%, 08/25/2059(a) (b) (d) (e)		147	59,112
16.81%, 08/25/2059(a) (b) (c) (d) (e) (f)		3,224	66,274
Series 2023-NQM1 6.061%, 10/25/2067(a) (b)		126	125,788
6.061%, 10/25/2067(a) (b)		241	240,506
6.061%, 10/25/2067(a) (b)		221	216,464
Morgan Stanley Residential Mortgage Loan Trust Series 2024 7.343%, 10/25/2069(a) (d) (e)		1,115	1,102,647
Series 2025-SPL1, Class B1 4.25%, 02/25/2065(a) (d) (e)		1,650	1,467,010
New Residential Mortgage Loan Trust Series 2018-2 5.167%, 02/25/2058(a) (d) (e)		2,036	1,520,806
Series 2019-2 4.70%, 12/25/2057(a) (d) (e)		2,603	1,944,298
Series 2019-5 4.211%, 08/25/2059(a) (d) (e)		4,891	3,410,186
Series 2019-6 4.296%, 09/25/2059(a) (d) (e)		2,947	2,031,789
Series 2019-RPL2 3.954%, 02/25/2059(a) (d) (e)		2,618	1,364,646
Series 2023 7.473%, 10/25/2063(a) (d) (e)		2,000	1,988,593
PRET LLC Series 2025-NPL12, Class A2 6.90%, 11/25/2055(a) (d) (e)		1,800	1,799,645
Pretium Mortgage Credit Partners LLC Series 2025-NPL7, Class A2 8.354%, 07/25/2055(a) (d) (e)		1,235	1,238,272
Series 2025-NPL8, Class A2 7.991%, 08/25/2055(a) (d) (e)		778	779,307
Series 2025-NPL9, Class A2 7.507%, 08/25/2055(a) (d) (e)		515	515,538
PRKCM Trust Series 2025-AFC1, Class B1 6.808%, 10/25/2060(a) (d) (e)		1,000	981,177

	Principal Amount (000)		U.S. $ Value
PRP Advisors LLC Series 2023-RCF2 4.00%, 11/25/2053(a)	U.S.$	1,000	$946,102
Series 2025-6, Class A2 8.326%, 08/25/2028(a) (d) (e)		708	706,938
Series 2025-7, Class A2 7.449%, 08/25/2030(a) (d) (e)		807	806,103
Series 2025-RCF3 5.25%, 07/25/2055(a) (d) (e)		2,500	2,403,335
Series 2025-RCF4, Class M2 4.50%, 08/25/2055(a) (d) (e)		500	463,280
PRPM LLC Series 2025-8, Class A2 7.199%, 10/25/2030(a) (d) (e)		1,569	1,563,686
PRPM Trust Series 2026-RCF1, Class M2 5.50%, 01/25/2056(a) (d) (e)		1,375	1,307,947
TVC Mortgage Trust Series 2026-RRTL1, Class M2 8.087%, 02/25/2041(a) (d) (e)		1,000	990,450
Verus Securitization Trust Series 2023-6 7.762%, 09/25/2068(a) (d) (e)		1,890	1,886,256
Series 2023-8, Class B2 8.078%, 12/25/2068(a) (d) (e)		398	398,751
Series 2023-INV2 8.002%, 08/25/2068(a) (d) (e)		3,139	3,128,908
Series 2024-4 8.001%, 06/25/2069(a) (d) (e)		2,000	2,005,144
Series 2024-6 7.338%, 07/25/2069(a) (d) (e)		1,402	1,405,058
Series 2024-7 7.802%, 09/25/2069(a) (d) (e)		2,264	2,267,474
Series 2024-8 7.605%, 10/25/2069(a) (d) (e)		785	784,361
Series 2024-9 7.348%, 11/25/2069(a) (d) (e)		2,000	1,990,026
Series 2025-1 7.349%, 01/25/2070(a) (d) (e)		500	494,546
Series 2025-5, Class B2 7.321%, 06/25/2070(a) (d) (e)		500	493,487
Series 2025-6, Class B2 7.338%, 07/25/2070(a) (d) (e)		571	563,973

			62,474,855

Total Asset Backed (cost $196,816,398)			193,599,407

Company	Shares		U.S. $ Value

LOAN PORTFOLIOS – 27.7%
Equity Investments – 26.8%
Alternative Energy – 0.3%
Coral Reef SPV S.a.r.l.(b) (d) (e) (h)		851,280	$1,491,650

Commercial Loan Portfolios – 6.0%
Elbe Investment Holdings S.a.r.l.(b) (d) (e)		11,147,146	13,105,721
Powis Finance S.a.r.l.(b) (d) (e) (h)		8,858,619	11,486,275
Silva Property Finance Ltd.(d) (e)		3,264,213	4,854,892

			29,446,888

Commercial Real Estate Loans – 0.7%
CVI Thompson Holdings LLC(b) (d) (e) (h)		3,642,109	3,682,507

Consumer Loan Portfolios – 12.7%
Asker S.a.r.l.(b) (d) (e)		8,048,875	11,765,763
Creditable Opportunities Fund II SCS - RAIF(b) (d) (e)		7,911,392	9,769,659
CVI AF Acquisition Trust(b) (d) (e)		6,070,686	6,137,834
CVI CB Holdings IV LLC(b) (d) (e) (h)		409,178	443,660
CVI CB Holdings V LLC(b) (d) (e) (h)		652,132	924,521
CVI CC Investment Trust(b) (d) (e)		6,047,376	6,598,237
CVI LB Investment Trust II(b) (d) (e)		5,994,158	6,320,906
CVI MF Acquisition Trust II(b) (d) (e) (h)		1,587,632	1,694,983
CVI OCT Acquisition Trust(b) (d) (e) (h)		8,542,943	9,596,489
CVI SBT Acquisition Trust(b) (d) (e)		3,792,972	3,857,342
Kielder Funding Ltd.(b) (d) (e)		3,511,795	5,573,542

			62,682,936

Residential Loan Portfolios – 7.1%
CVI HEI Holdings LLC(b) (d) (e)		679,212	679,212
Encina Residential Designated Activity Company(d) (e)		23,314	53,420
Galindo Holdings S.a r.l.(b) (d) (e) (h)		204,519	9,227
Nimbus Funding Ltd.(d) (e)		4,441,057	6,025,552
Powis Finance S.a.r.l.(b) (d) (e)		2,846,875	3,462,611
Recknitz Ventus Lion S.a.r.l.(b) (d) (e)		9,763,616	11,603,444
Renascentia SPV S.a.r.l.(b) (d) (e)		9,485,592	12,885,362

			34,718,828

			132,022,809

	Principal Amount (000)

Debt Investments – 0.9%
Alternative Energy – 0.9%
CVI Platinum LP 14.122%, 05/02/2029(b) (d) (e) (k)	GBP	3,885	4,423,262

Total Loan Portfolios (cost $125,440,380)			136,446,071

	Principal Amount (000)		U.S. $ Value

CORPORATE SECURITIES – 10.2%
Bank Debt – 5.0%
Auto/Motor Carrier – 0.4%
Carnaby Inventory II LLC 18.30% (SOFR 1 Month + 14.00%), 12/01/2025(d) (e) (g) (i)	U.S.$	1,238	$742,950
Carnaby Inventory III LLC 17.90% (SOFR 1 Month + 13.63%), 12/01/2025(d) (e) (g) (i)		2,400	1,440,000

			2,182,950

Building/Construction Products – 0.5%
OCS Group Holdings Ltd. 11/28/2031(j)	GBP	2,000	2,625,361

Commercial Services – 0.4%
United Talent Agency LLC Series 2025 7.472% (SOFR 1 Month + 3.00%), 06/10/2032(g)	U.S.$	1,733	1,732,500

Communications – 0.5%
VMED O2 U.K. Holdco 4 Ltd. 4.94% (EURIBOR 1 Month + 3.00%), 10/15/2031(g)	EUR	2,045	2,195,672

Energy – 0.7%
VMOS SA 07/08/2030(j)	U.S.$	3,600	3,603,240

Financial Services – 0.3%
Nexus Buyer LLC Series 2025 07/31/2031(j)		1,591	1,526,358

Health Care – 0.7%
Heartland Dental LLC Series 2025 7.404% (SOFR 1 Month + 3.75%), 08/25/2032(g)		1,975	1,969,391
LSCS Holdings, Inc. Series 2025 8.199% (SOFR 3 Month + 4.50%), 03/04/2032(g)		1,420	1,327,421

			3,296,812

Leisure/Entertainment – 1.5%
Banijay US Holdings, Inc. Series 2025 03/01/2028(j)		1,012	1,011,577
HRNI Holdings LLC Series 2021 7.99% (SOFR 3 Month + 4.25%), 12/11/2028(g)		2,603	2,511,715

	Principal Amount (000)		U.S. $ Value
Route 66 Development Authority 01/24/2031(j)	U.S.$	4,075	$4,034,250

			7,557,542

			24,720,435

Bonds – 4.1%
Auto/Motor Carrier – 0.2%
IHO Verwaltungs GmbH 6.375%, 05/15/2029(a)		800	801,300

Building/Construction Products – 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.625%, 08/01/2029(a)		800	755,780
Country Garden Holdings Co. Ltd. 0.00%, 12/31/2031(k) (l)		2,303	257,068
5.00%, 12/31/2032(k)		1,112	152,630
VM Consolidated, Inc. 5.50%, 04/15/2029(a)		800	772,662

			1,938,140

Communications – 0.3%
Arches Buyer, Inc. 4.25%, 06/01/2028(a)		800	770,864
Telenet Finance Luxembourg Notes SARL 5.50%, 03/01/2028(a)		800	788,580

			1,559,444

Consumer – 0.3%
Cars.com, Inc. 6.375%, 11/01/2028(a)		800	778,337
Edgewell Personal Care Co. 4.125%, 04/01/2029(a)		800	755,191

			1,533,528

Energy – 0.6%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 04/01/2028(a)		800	800,056
Burford Capital Global Finance LLC 6.25%, 04/15/2028(a)		800	752,172
Reworld Holding Corp. 4.875%, 12/01/2029(a)		800	751,720
SM Energy Co. 6.625%, 01/15/2027		800	800,109

			3,104,057

Financial Services – 0.6%
AmWINS Group, Inc. 4.875%, 06/30/2029(a)		800	766,876

	Principal Amount (000)		U.S. $ Value
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.375%, 02/01/2027(a)	U.S.$	800	$792,044
PRA Group, Inc. 8.375%, 02/01/2028(a)		800	803,134
United Wholesale Mortgage LLC 5.50%, 04/15/2029(a)		800	749,300

			3,111,354

General Manufacturing – 0.1%
Novelis Corp. 4.75%, 01/30/2030(a)		800	752,133

Health Care – 0.2%
Kedrion SpA 6.50%, 09/01/2029(a)		800	766,736

Industrials – 0.2%
Global Infrastructure Solutions, Inc. 5.625%, 06/01/2029(a)		800	784,917

Leisure/Entertainment – 0.5%
Deluxe Corp. 8.00%, 06/01/2029(a)		800	805,112
NCL Corp., Ltd. 6.25%, 03/01/2030(a)		800	793,956
Sotheby’s 7.375%, 10/15/2027(a)		800	796,437

			2,395,505

Miscellaneous Industries – 0.2%
Grand Canyon University 5.125%, 10/01/2028		800	791,600

Technology – 0.2%
Iron Mountain, Inc. 6.25%, 01/15/2033(a)		800	798,067

Transportation (Non Auto) – 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a)		800	795,791
FTAI Aviation Investors LLC 5.875%, 04/15/2033(a)		800	783,107

			1,578,898

			19,915,679

	Shares
Equity Investments – 1.1%
Alternative Energy – 1.1%
CVI Hydro LP(b) (d) (e)		5,000,000	5,205,255
Intersect Power LLC(d) (e) (h)		19	0
IPX Power Units(d) (e)		16,894	362,604

			5,567,859

Company	Shares	U.S. $ Value
Building/Construction Products – 0.0%
Country Garden Holdings Co. Ltd.(h)	760,112	$30,536

		5,598,395

Total Corporate Securities (cost $52,475,732)		50,234,509

SPECIAL OPPORTUNITIES – 7.1%
Equity Investments – 7.1%
Aviation – 7.1%
Aergo Capital Ltd.(b) (d) (e) (h)	28,130,319	30,733,382
CVI Investments Delaware 2 LP(b) (d) (e)	4,265,726	4,320,942

Total Special Opportunities (cost $32,396,045)		35,054,324

SHORT-TERM INVESTMENTS – 12.5%
Investment Companies – 12.5%

Northern Institutional Treasury Portfolio, 4.12%(m) (cost $61,626,333)	61,626,333	61,626,333

Total Investments – 96.9% (cost $468,754,888)(n)		476,960,644
Other assets less liabilities – 3.1%		15,340,450

Net Assets – 100.0%		$492,301,094

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC Bank Plc	EUR	70,707	USD	81,263	04/22/2026	$(540,976)
HSBC Bank Plc	GBP	32,592	USD	43,487	06/17/2026	358,785
HSBC Bank Plc	HKD	164	USD	21	06/17/2026	44
HSBC Bank Plc	USD	436	GBP	330	06/17/2026	1,109
HSBC Bank Plc	USD	2,819	GBP	2,090	06/17/2026	(53,427)
HSBC Bank Plc	EUR	6,660	USD	7,950	09/16/2026	199,074
HSBC Bank Plc	EUR	470	USD	546	09/16/2026	(922)
HSBC Bank Plc	USD	3,170	EUR	2,740	09/16/2026	18,772
HSBC Bank Plc	USD	794	EUR	680	09/16/2026	(3,009)

						$(20,551)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,002	04/21/2026	3.845%	1 Day SOFR	Annual	$5,023	$—	$5,023
USD	1,281	07/21/2026	4.014%	1 Day SOFR	Annual	(1,035)	59	(1,094)
USD	2,002	04/21/2027	3.537%	1 Day SOFR	Annual	15,608	—	15,608
USD	1,281	07/21/2027	3.668%	1 Day SOFR	Annual	4,259	25	4,234
USD	15,700	08/05/2027	1 Day SOFR	3.799%	Annual	6,264	(5,354)	11,618
USD	12,800	08/05/2027	1 Day SOFR	3.799%	Annual	5,133	(4,654)	9,787
USD	45,758	09/03/2027	1 Day SOFR	3.496%	Annual	(222,153)	—	(222,153)
USD	11,439	09/03/2027	1 Day SOFR	3.496%	Annual	(55,538)	—	(55,538)
USD	1,300	03/02/2028	3.282%	1 Day SOFR	Annual	9,376	3	9,373
USD	2,002	04/21/2028	3.473%	1 Day SOFR	Annual	19,431	—	19,431
USD	1,281	07/21/2028	3.582%	1 Day SOFR	Annual	5,198	20	5,178
USD	6,570	03/10/2033	3.516%	1 Day SOFR	Annual	67,618	—	67,618

						$(140,816)	$(9,901)	$(130,915)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
Barclay Bank PLC
Republic of Poland Government Bond, 06/20/2029*	(1.00)%	Quarterly	USD	705	$(11,891)	$(7,628)	$(4,263)
Republic of Poland Government Bond, 06/20/2029*	(1.00)	Quarterly	USD	1,551	(30,038)	(17,484)	(12,554)
Republic of Poland Government Bond, 12/20/2029*	(1.00)	Quarterly	USD	470	(8,175)	(7,407)	(768)

					$(50,104)	$(32,519)	$(17,585)

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $197,032,803 or 40.0% of net assets.

(b)	Affiliated investments.
(c)

The subordinated notes represented are considered equity positions in the securitized vehicle. The securitized equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to senior debt holders and other expenses. The current estimated yield that is disclosed, calculated using amortized cost, is based on the current projections of this excess cash flow taking into account assumptions which have been made regarding expected prepayments, losses and future reinvestment rates. These assumptions are periodically reviewed and adjusted. Ultimately, the actual yield may be higher or lower than the estimated yield if actual results differ from those used for the assumptions.

(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	IO - Interest Only.
(g)

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(h)	Non-income producing security.
(i)	Defaulted matured security.
(j)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon a published reference rate and spread, which was determined at the time of purchase.

(k)	Defaulted.
(l)	Convertible security.
(m)	The rate shown represents the 7-day yield as of period end.
(n)

As of March 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,993,689 and gross unrealized depreciation of investments was $(10,991,885), resulting in net unrealized appreciation of $8,001,804.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

USD – United States Dollar

Glossary:

EURIBOR – Euro Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

COUNTRY BREAKDOWN1

March 31, 2026 (unaudited)

64.9%	United States
9.6%	United Kingdom
8.7%	Ireland
7.3%	Germany
3.0%	Italy
1.8%	Argentina
1.5%	Netherlands
1.4%	Spain
0.9%	Poland
0.5%	France
0.3%	Portugal
0.1%	China

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB CarVal Credit Opportunities Fund

March 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s investments in corporate securities and derivatives are primarily valued using Level 2 inputs which generally consist of vendor pricing and multiple broker quotes based on the yield, maturity, credit quality and bids or trading activity in the security or similar securities, thereby demonstrating consensus pricing. Corporate securities valued using Level 1 inputs generally represent an immaterial portion of the investment portfolio; however, they would be valued using the readily available market prices. Inputs from Level 3 are also utilized for corporate securities and derivatives, depending on the information available and characteristics of the asset type. Investments in asset backed, loan portfolios, and special opportunities are valued with Level 3 inputs primarily using a discounted cash flow analysis. This analysis takes into consideration risk adjusted rates of return as applied to the cash inflows and outflows anticipated in connection with managing and/or disposing each specific investment. This analysis may include factors such as income streams, local market activity, timing, collateral, payment history, comparative sales values, and other similar factors that have or will influence the exit of the investment. However, certain structured credit and special opportunities investments may be valued using a market approach depending on the availability of broker quotes or other information. Further, certain asset backed investments may be valued using Level 2 inputs depending on the information available. All forward foreign currency contracts held at March 31, 2026 were valued using Level 2 inputs which include forward rates.

The Fund may use Special Purpose Vehicles (“SPVs”) or other similar vehicles to facilitate its investments in various strategies. The Fund will provide funding to the SPVs in a form of a loan receivable and/or an equity contribution. The SPVs, in turn purchase and own the underlying investment assets. In these instances, the Fund’s loan receivable and/or equity contributions represent the instrument that is fair valued.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Asset Backed	$—	$108,034,004	$85,565,403	(a)	$193,599,407
Loan Portfolios	—	—	136,446,071		136,446,071
Corporate Securities	30,536	42,453,164	7,750,809	(a)	50,234,509
Special Opportunities	—	—	35,054,324		35,054,324
Short-Term Investments	61,626,333	—	—		61,626,333

Total Investments in Securities	61,656,869	150,487,168	264,816,607	(a)	476,960,644
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	577,784	—		577,784
Centrally Cleared Interest Rate Swaps	—	137,910	—		137,910
Liabilities:
Forward Currency Exchange Contracts	—	(598,334)	—		(598,334)
Centrally Cleared Interest Rate Swaps	—	(278,726)	—		(278,726)
Credit Default Swaps	—	(50,104)	—		(50,104)

Total	$61,656,869	$150,275,698	$264,816,607	(a)	$476,749,174

(a)	The Fund held securities with zero market value at period end.
(b)	Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards, swaps, options and warrants, which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed	Loan Portfolio	Corporate Securities
Balance as of 06/30/2025	$59,489,936	$64,286,799	$8,134,989
Accrued discounts/(premiums)	49,355	—	—
Realized gain (loss)	308,422	297,476	990,073
Change in unrealized appreciation/depreciation	(2,833,852)	5,381,198	(1,012,365)
Purchases	40,101,122	153,842,965	14,150,999
Sales/Paydowns	(9,501,321)	(87,362,367)	(14,512,887)
Transfers into Level 3	—	—	—
Transfers out of Level 3	(2,048,259)	—	—

Balance as of 03/31/2026	$85,565,403	$136,446,071	$7,750,809

Net change in unrealized appreciation/depreciation from investments held as of 03/31/2026	$(2,684,966)	$6,073,656	$(885,195)

	Special Opportunities	Total
Balance as of 06/30/2025	$15,956,555	$147,868,279
Accrued discounts/(premiums)	—	49,355
Realized gain (loss)	—	1,595,971
Change in unrealized appreciation/depreciation	2,388,164	3,923,145
Purchases	25,469,635	233,564,721
Sales/Paydowns	(8,760,030)	(120,136,605)
Transfers into Level 3	—	—
Transfers out of Level 3	—	(2,048,259)

Balance as of 03/31/2026	$35,054,324	$264,816,607

Net change in unrealized appreciation/depreciation from investments held as of 03/31/2026	$2,388,161	$4,891,656

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at March 31, 2026.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 03/31/26	Valuation Technique	Unobservable Input	Input Range/ Weighted Average***
Asset Backed	$2,492,701	Broker Quotes and/or 3rd Party Pricing Services**	N/A	N/A
	$12,351,328	Discounted Cash Flow	Discount Rate	3.35-15.00% / 11.19%
	$70,721,374	Market Comparables	Market Spread*	265-1,209bps / 441bps

	$85,565,403

Loan Portfolios	$132,022,810	Discounted Cash Flow	Discount Rate	12.50-18.50% /14.77%
	$4,423,262	Discounted Cash Flow	Discount Rate	16.33%

	$136,446,071

Corporate Securities	$2,182,950	Market Comparables	Expected Recovery	N/A
	$5,567,859	Discounted Cash Flow	Discount Rate	18.00-18.45% /18.42%

	$7,750,809

Special Opportunities	$35,054,324	Discounted Cash Flow	Discount Rate	7.36-20.75% / 14.22%

	$264,816,607

*	The Market Spreads are compared to related U.S. Treasuries and used to calculate the fair value.
**

The valuation is based on non-binding broker quotes or market comparables where quantitative inputs are not observable. Broker quotes or market comparables have been reviewed and substantiated by the Adviser and may be adjusted for timing or other market events, if necessary.

***

Represents the range of discount rates or spreads that are utilized as an input by the Adviser for purposes of generating a fair value. Weighted average excludes investments that have been marked to zero fair market value, when applicable.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Discount Rate, Expected Recovery and Market Spread in isolation would be expected to result in a significantly higher (lower) fair value measurement.

A summary of the Fund’s transactions in affiliated entities by the Adviser for the nine months ended March 31, 2026 is as follows.

Issuer	Market Value 06/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 03/31/2026 (000)	Income (000)
Aergo Capital Ltd.	$15,958	$21,899	$8,698	$0	$1,575	$30,734	$19
Asker S.a.r.l.	0	12,288	522	0	0	11,766	5
Coral Reef SPV S.a.r.l.	2,380	1,113	2,263	0	262	1,492	6
Creditable Opportunities Fund II SCS - RAIF	3,483	7,101	1,134	0	320	9,770	39
CVI AF Acquisition Trust	0	15,746	9,608	0	0	6,138	0
CVI CB Holdings IV LLC	665	0	291	(3)	73	444	131
CVI CB Holdings V LLC	1,249	0	241	0	(83)	925	155
CVI CC Investment Trust	0	9,021	2,423	0	0	6,598	29
CVI HEI Holdings LLC	0	679	0	0	0	679	0
CVI Hydro LP	0	5,205	0	0	0	5,205	0
CVI Investments Delaware 2 LP	0	4,386	65	0	0	4,321	0
CVI LB Investment Trust II	2,628	14,862	11,408	0	239	6,321	230
CVI MF Acquisition Trust II	1,230	2,252	1,823	0	36	1,695	62
CVI OCT Acquisition Trust	7,908	24,854	23,779	0	613	9,596	294
CVI Platinum LP, 14.122%, 05/02/2029	4,084	407	0	0	(68)	4,423	479
CVI SBT Acquisition Trust	2,310	24,328	22,809	0	28	3,857	295
CVI Thompson Holdings LLC	3,672	0	0	0	11	3,683	245
Elbe Investment Holdings S.a.r.l.	0	13,953	847	0	0	13,106	0
Galindo Holdings S.a r.l.	91	0	87	0	5	9	0
Kielder Funding Ltd.	0	5,788	214	0	0	5,574	13
Mill City Mortgage Loan Trust, Series 2018-4, 0.000%, 04/25/2066	0	0	29	29	0	0	0
Mill City Mortgage Loan Trust, Series 2018-4, 3.041%, 04/25/2066	111	0	0	0	33	144	5
Mill City Mortgage Loan Trust, Series 2018-4, 3.041%, 04/25/2066	103	0	0	0	11	114	4
Mill City Mortgage Loan Trust, Series 2018-4, 3.041%, 04/25/2066	67	0	0	0	14	81	3
Mill City Mortgage Loan Trust, Series 2018-4, 3.041%, 04/25/2066	52	0	0	0	13	65	2
Mill City Mortgage Loan Trust, Series 2018-4, 3.250%, 04/25/2066	319	0	0	0	19	338	10
Mill City Mortgage Loan Trust, Series 2018-4, 11.640%, 04/25/2066	17	0	0	0	(1)	16	0
Mill City Mortgage Loan Trust, Series 2019-1, 3.521%, 10/25/2069	126	0	0	0	40	166	6
Mill City Mortgage Loan Trust, Series 2019-1, 3.521%, 10/25/2069	122	0	0	0	11	133	6

Issuer	Market Value 06/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 03/31/2026 (000)	Income (000)
Mill City Mortgage Loan Trust, Series 2019-1, 3.521%, 10/25/2069	$104	$0	$0	$0	$17	$121	$4
Mill City Mortgage Loan Trust, Series 2019-1, 3.521%, 10/25/2069	82	0	0	0	2	84	3
Mill City Mortgage Loan Trust, Series 2019-1, 11.620%, 10/25/2069	16	0	0	(1)	1	16	0
Mill City Mortgage Loan Trust, Series 2019-1, 13.770%, 10/25/2069	0	0	0	0	2	2	0
Mill City Mortgage Loan Trust, Series 2019-GS2, 16.810%, 08/25/2059	56	0	0	0	10	66	0
Mill City Mortgage Loan Trust, Series 2019-GS2, 0.00%, 08/25/2059	15	0	0	0	0	15	2
Mill City Mortgage Loan Trust, Series 2019-GS2, 3.845%, 08/25/2059	123	0	0	0	(3)	120	5
Mill City Mortgage Loan Trust, Series 2019-GS2, 3.845%, 08/25/2059	104	0	0	0	4	108	5
Mill City Mortgage Loan Trust, Series 2019-GS2, 3.845%, 08/25/2059	76	0	0	0	6	82	4
Mill City Mortgage Loan Trust, Series 2019-GS2, 3.845%, 08/25/2059	63	0	0	0	(4)	59	4
Mill City Mortgage Loan Trust, Series 2023-NQM1, 6.061%, 10/25/2067	234	0	0	0	7	241	11
Mill City Mortgage Loan Trust, Series 2023-NQM1, 6.061%, 10/25/2067	205	0	0	0	11	216	10
Mill City Mortgage Loan Trust, Series 2023-NQM1, 6.061%, 10/25/2067	125	0	0	0	1	126	6
Mill City Solar Loan Ltd., Series 2019-1, 5.920%, 03/20/2043	95	0	0	0	(14)	81	5
Mill City Solar Loan Ltd., Series 2019-1, 7.140%, 03/20/2043	74	0	0	0	(2)	72	5
Mill City Solar Loan Ltd., Series 2020-1, 15.430%, 06/20/2047	351	0	0	0	(177)	174	0
Powis Finance S.a.r.l.	13,577	1,868	4,517	0	558	11,486	233
Powis Finance S.a.r.l.	1,089	2,250	0	0	124	3,463	34
Recknitz Ventus Lion S.a.r.l.	3,442	8,022	0	0	139	11,603	0
Renascentia SPV S.a.r.l.	12,402	0	562	0	1,045	12,885	27
Total				$25	$4,878	$168,413	$2,396